Deferred income tax liabilities, net (Tables)	12 Months Ended
Jun. 30, 2021
Deferred tax assets and liabilities
Schedule of changes in net deferred tax liabilities

	As of June 30,
(in € thousands)	2019	2020	2021
Deferred tax liabilities, net
Beginning of fiscal year	(5,315)	(5,192)	(1,130)
Recognized through equity / other comprehensive income	—	2,318	—
Recognized through profit or loss	123	1,744	(1,178)
End of fiscal year	(5,192)	(1,130)	(2,308)

Schedule of deferred tax balances

	2020		2021
	Deferred tax		Deferred tax
(in € thousands)	Assets	Liabilities	Assets	Liabilities
Intangible assets and goodwill	375	(4,333)	331	(4,290)
Property and equipment	—	—	0	0
Inventory	—	(1,722)	0	—
Receivables	—	(175)	262	(78)
Right-of-Use asset, contract asset and other assets	—	(7,335)	56	(4,172)
Lease liabilities, contract liabilities and other liabilities	10,531	(2,209)	3,893	(68)
Shareholder Loans	2,200	—	0	—
Provisions	136	—	197	—
Others	1,400	—	1,560	—
Total Gross	14,643	(15,773)	6,300	(8,608)
Netting	(14,643)	14,643	(6,300)	6,300
Total net	—	(1,130)	—	(2,308)